MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                                                              February 24, 1999

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

                  Re:      MuniHoldings Pennsylvania Insured Fund
                           Pre-Effective Amendment No. 2 to
                           Registration Statement on Form N-2
                           (Securities Act File No. 333-68451)
                           (Investment Company Act File No. 811-09133)
                           -------------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Pennsylvania Insured Fund (the "Fund") hereby certifies that:

         (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2; and

         (2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on February 23, 1999.

                                    Very truly yours,

                                    MUNIHOLDINGS PENNSYLVANIA INSURED FUND

                                    By:     /s/ Alice A. Pellegrino

                                             Alice A. Pellegrino
                                             Secretary